Trade and other receivables	12 Months Ended
Jun. 30, 2023
Trade and other receivables
17. Trade and other receivables

17. Trade and other receivables

Group’s trade and other receivables as of June 30, 2023 and 2022 were as follows:

	06.30.2023	06.30.2022
Trade, leases and services receivable (*)	74,186	67,328
Less: allowance for doubtful accounts	(1,512)	(2,212)
Total trade receivables	72,674	65,116
Prepayments	13,312	12,793
Borrowings, deposits and others	9,533	10,275
Contributions pending integration	45	54
Guarantee deposits	11	2
Tax receivables	8,340	6,381
Others	7,616	9,093
Total other receivables	38,857	38,598
Total trade and other receivables	111,531	103,714

Non-current	33,710	31,891
Current	77,821	71,823
Total	111,531	103,714

(*)

Includes field sales credits, which are revalued based on the soybean price at each balance sheet date. The related impact in the Statement of Income and Other Comprehensive income is presented within “Financial results, net.

Book amounts of Group's trade and other receivables in foreign currencies are detailed in Note 34.

The fair value of current receivables approximates their respective carrying amounts because, due to their short-term nature, the effect of discounting is not considered significant.

Trade accounts receivables are generally presented in the Statement of Financial Position net of allowances for doubtful accounts. Impairment policies and procedures by type of receivables are discussed in detail in Note 2. Movements on the Group’s allowance for doubtful accounts were as follows:

	06.30.2023	06.30.2022
Beginning of the year	2,212	3,531
Additions (i)	327	595
Recovery (i)	(132)	(610)
Currency translation adjustment	378	132
Used during the year	(4)	(26)
Inflation adjustment	(1,269)	(1,410)
End of the year	1,512	2,212

(i)	The creation and release of the provision for impaired receivables have been included in “Selling expenses” in the Statement of Income and Other Comprehensive Income (Note.27).

The Group’s trade receivables comprise several classes. The maximum exposure to credit risk at the reporting date is the carrying amount of each class of receivables (see Note 5). The Group also has receivables from related parties neither of them is due nor impaired.

Due to the distinct characteristics of each type of receivables, an aging analysis of past due unimpaired and impaired receivables is shown by type and class, as of June 30, 2023 and 2022 (a column of non-past due receivables is also included so that the totals can be reconciled with the amounts appearing on the Statement of Financial Position):

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	4,162	171	1,201	18,095	1,309	24,938	33.6%
Sale of properties and developments	-	-	173	39,518	-	39,691	53.5%
Agricultural products	-	-	-	9,326	203	9,529	12.8%
Total as of 06.30.2023	4,162	171	1,374	66,939	1,512	74,158	100.0%

	Expired
	Up to 3 months	From 3 to 6 months	Over 6 months	Not past due	Allowance	Total	% of representation
Leases and services	4,217	548	1,524	14,912	2,109	23,310	34.6%
Sale of properties and developments	86	-	43	29,961	-	30,090	44.7%
Agricultural products	-	-	-	13,825	103	13,928	20.7%
Total as of 06.30.2022	4,303	548	1,567	58,698	2,212	67,328	100.0%